Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2024	2023
Canadian statutory income tax rate	26.5%	26.5%
Tax on repatriation of foreign earnings	4.1	3.6
Valuation allowance on deferred tax assets	3.1	(3.0)
Net effect of losses not benefited	2.8	1.2
Foreign exchange re-measurement	1.7	(1.7)
Reserve for uncertain tax positions	(0.4)	0.6
Non-taxable capital (gains) losses	(1.1)	1.2
Earnings of equity accounted investees	(1.3)	(1.4)
Deductible inflationary adjustments	(1.8)	(1.7)
Foreign rate differentials	(2.3)	(3.2)
Research and development tax credits	(4.5)	(4.1)
Others	2.1	1.9
Effective income tax rate	28.9%	19.9%

Details of Income (loss) before Income Taxes by Jurisdiction
[b] The details of income (loss) before income taxes by jurisdiction are as follows:

	2024	2023

Canadian	$56	$(184)
Foreign	1,486	1,790
	$1,542	$1,606

Details of Income Tax Provision
[c] The details of the income tax provision are as follows:
	2024	2023

Current
Canadian	$46	$24
Foreign	510	557
	556	581

Deferred
Canadian	(12)	(26)
Foreign	(98)	(235)
	(110)	(261)
	$446	$320

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2024	2023

Unrealized remeasurement of investments	$63	$(26)
Change in valuation allowance on deferred tax assets	47	(47)
Tax on undistributed foreign earnings	19	4
Tax depreciation in excess of book depreciation	29	33
Net tax losses benefit	(67)	(25)
Net increase in non-deductible liabilities	(96)	(63)
Book amortization in excess of tax amortization	(112)	(112)
Others	7	(25)
	$(110)	$(261)

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2024	2023

Assets
Tax benefit of loss carryforwards	$1,187	$892
Liabilities currently not deductible for tax	451	400
Operating lease liabilities	449	399
Other assets tax value in excess of book value	263	150
Unrealized losses on foreign exchange hedges and retirement liabilities	100	44
Tax credit carryforwards	89	90
Unrealized losses on remeasurement of investments	12	79
Others	9	29
	2,560	2,083
Valuation allowance against tax benefit of loss carryforwards	(841)	(597)
Other valuation allowance	(241)	(221)
	$1,478	$1,265

Liabilities
Operating lease right-of-use assets	446	403
Tax depreciation in excess of book depreciation	294	232
Tax on undistributed foreign earnings	188	171
Unrealized gain on foreign exchange hedges and retirement liabilities	8	22
	936	828
Net deferred tax assets	$542	$437
The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2024	2023

Long-term deferred tax assets	$819	$621
Long-term deferred tax liabilities	(277)	(184)
	$542	$437

Summary of Changes in Gross Unrecognized Tax Benefits
[i]
As at December 31, 2024 and 2023, the Company’s gross unrecognized tax benefits were $
204
 million and $
220
 million, respectively [excluding interest and penalties], of which $
135
 million and $
188
 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2024	2023

Balance, beginning of year	$220	$142
Increase based on tax positions related to current year	11	28
Increase based on tax positions of prior years	2	—
Settlements	(6)	1
Foreign currency translation	(15)	5
Statute expirations	(8)	(14)
Acquisitions [note 7]	—	58
	$204	$220